Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Accounting Policies [Line Items]
Cumulative probability threshold for realization of income tax benefits	50.00%
Minimum recognizable tax benefit	50.00%
Sustainability threshold for uncertain tax position	50.00%
Employees average service period to grant awards	3 years
Advertising expenses	$ 14	$ 11	$ 9
Payment of withholding tax on vested shares	9	3	$ 4
Cost method of investments	12	12
Charge from operating income	$ 12	14
Accounting Pronouncements Adopted in 2017 [Member]
Summary Of Accounting Policies [Line Items]
Deferred tax assets		95
Long-term deferred tax liabilities		$ 4
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Equity investments, Ownership percentage	20.00%
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Equity investments, Ownership percentage	50.00%
Trademarks and Licenses [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	3 years
Trademarks and Licenses [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	7 years
Purchased and Internally Developed Software [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	4 years